The Colonial Fund
                             Class A, B and C Shares

                  Supplement to Prospectus dated March 1, 2000
                   (Replacing Supplements dated May 17, 2000,
                        June 23, 2000 and August 1, 2000)


Effective July 14, 2000, the Fund's name was changed to "The Liberty Fund."

The caption Performance History is revised to include Salomon Brothers Broad Investment Grade Index (Salomon Index). The Salomon Index is an unmanaged index that tracks the performance of corporate, mortgage, agency and treasury bonds. The average annual total return of the Salomon Index is (0.83%), 7.73% and 7.74% for the one-year, 5-year and 10-year periods ended December 31, 1999, respectively.

Effective July 14, 2000, John E. Lennon no longer co-managed the Fund. Effective August 1, 2000 Peter Wiley no longer co-managed the Fund and Harvey Hirschhorn, Scott Schermerhorn and Richard C. Petrino began co-managing the Fund. The current co-managers of the Fund are Messrs. Hirschhorn, Schermerhorn and Petrino and Leslie W. Finnemore and Ann T. Peterson.

The sub-caption, Portfolio Managers, under the section Managing the Fund is changed by deleting the second and third paragraph and adding the following paragraphs:

Harvey B. Hirschhorn, a senior vice president of Colonial Management Associates, Inc. (Colonial), has co-managed the Fund since August, 2000. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe & Farnham Incorporated, an affiliate of Colonial, since 1973.

Scott Schermerhorn, a senior vice president of Colonial, has managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. Prior to joining Colonial, Mr. Schermerhorn was the head of the value team at Federated Investors from May, 1996 to October, 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.

Richard C. Petrino, an assistant vice president of Colonial, has managed the Fund since August, 2000. Mr. Petrino has been a research associate, research analyst and an associate manager for other Colonial funds since 1994.

The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the subcaption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased             Commission %
First $3 million                            1.00
$3 million to less than $5 million          0.80
$5 million to less than $25 million         0.50
$25 million or more                         0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

                                                                  August 2, 2000

                                The Colonial Fund
                                 Class Z Shares

                  Supplement to Prospectus dated March 1, 2000
                   (Replacing Supplement dated June 23, 2000)

Effective July 14, 2000, the Fund's name was changed to "The Liberty Fund."

Effective July 14, 2000, John E. Lennon no longer co-managed the Fund. Effective August 1, 2000 Peter Wiley no longer co-managed the Fund and Harvey Hirschhorn, Scott Schermerhorn and Richard C. Petrino began co-managing the Fund. The current co-managers of the Fund are Messrs. Hirschhorn, Schermerhorn and Petrino and Leslie W. Finnemore and Ann T. Peterson.

The sub-caption, Portfolio Managers, under the section Managing the Fund is changed by deleting the second and third paragraph and adding the following paragraphs:

Harvey B. Hirschhorn, a senior vice president of Colonial Management Associates, Inc. (Colonial), has co-managed the Fund since August, 2000. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe & Farnham Incorporated, an affiliate of Colonial, since 1973.

Scott Schermerhorn, a senior vice president of Colonial, has managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. Prior to joining Colonial, Mr. Schermerhorn was the head of the value team at Federated Investors from May, 1996 to October, 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.

Richard C. Petrino, an assistant vice president of Colonial, has managed the Fund since August, 2000. Mr. Petrino has been a research associate, research analyst and an associate manager for other Colonial funds since 1994.


                                                                  August 2, 2000



                           Colonial Select Value Fund
                           Class A, B, C and Z Shares

                    Supplement to Prospectuses dated March 1,
                 2000 (Replacing Supplements dated June 23, 2000
                               and August 1, 2000)

Effective  July 14,  2000,  the Fund  changed its name to "Liberty  Select Value
Fund."

Effective August 1, 2000, James P. Haynie and Michael Rega no longer co-managed the Fund and Daniel Cantor and Jeffrey Kinzel began co-managing the Fund.

The sub-caption, Portfolio Managers, under the section Managing the Fund is changed in its entirety as follows:

Daniel K. Cantor, a senior vice president of Colonial Management Associates, Inc. (Colonial), has been co-manager of the Fund since August, 2000. He joined Stein Roe & Farnham Incorporated, an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.


Jeffrey Kinzel, a senior vice president of Colonial, has co-managed the Fund since August, 2000. He joined Stein Roe, an affiliate of Colonial, in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the subcaption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased             Commission %
First $3 million                            1.00
$3 million to less than $5 million          0.80
$5 million to less than $25 million         0.50
$25 million or more                         0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

                                                                  August 2, 2000